Risk Management - Additional Information (Detail) ₽ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)
Disclosure of risk management [line Items]
Effect of exchange rate depreciation and appreciation		5.00%	17.00%
Foreign exchange (loss) gain		₽ 257	₽ 1,040	₽ 2,801
Description of functional currency		The following tables demonstrate the sensitivity to a reasonably possible change in US Dollar and Euro exchange rates against Ruble, with all other variables held constant. The impact on the Group's profit before tax is due to changes in the carrying amount of monetary assets and liabilities denominated in US Dollar and Euro when these currencies are not functional currencies of the respective Group subsidiary. The Group's exposure to foreign currency changes for all other currencies is not material.
Class B shares [member]
Disclosure of risk management [line Items]
Proceeds from issuance of shares | $	$ 89
Cash received upon Secondary Public Offering [Member]
Disclosure of risk management [line Items]
Foreign exchange (loss) gain		₽ 236	₽ 975